Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements

2. Recently issued accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, an update to Topic 820 — Fair Value Measurements and Disclosures of the Accounting Standards Codification. This update provides guidance on how fair value accounting should be applied where its use is already required or permitted by other standards and does not extend the use of fair value accounting. This ASU is effective for interim and annual periods beginning after December 15, 2011, and will be applied prospectively. Based upon the nature of its financial assets and liabilities, the Company does not expect the adoption to have a significant impact on its consolidated financial statements.

In June 2011, the FASB released ASU No. 2011-05, "Presentation of Comprehensive Income," which eliminates the option to present the components of other comprehensive income in the statement of changes in stockholders' equity. Instead, entities will have the option to present the components of net income, the components of other comprehensive income and total comprehensive income in a single continuous statement or in two separate but consecutive statements. In addition, this update requires entities to present the reclassification adjustments out of accumulated other comprehensive income by component in both the statement where net income is presented and the statement where other comprehensive income is presented. However, in December 2011, the FASB issued ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," which indefinitely deferred this provision of ASU 2011-05. The amendments do not change the items reported in other comprehensive income or when an item of other comprehensive income is reclassified to net income. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and will be applied retrospectively. As this guidance only revises the presentation of comprehensive income, the adoption of this guidance will not affect our financial position, results of operations or cash flows.